CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 26	$ 37	$ 54	$ 110	$ 118	$ 93
Cost of revenues	13	18	57	55	139	48
Gross profit (deficit)	13	19	(3)	55	(21)	45
Operating expenses:
Research and development	2,225	1,269	5,279	3,504	4,786	5,119
Sales and marketing					289	329
Selling, general and administrative	937	1,042	3,261	5,962
General and administrative					6,605	5,654
Total operating expenses	3,162	2,311	8,540	9,466	11,680	11,102
Operating loss	(3,149)	(2,292)	(8,543)	(9,411)	(11,701)	(11,057)
Other income (expense):
Change in fair value of warrant liability, net of issuance costs of $129	96	0	306	0
Other expense	0	0	0	(3)	(3)	(4)
Other Nonoperating Income (Expense)	96	0	306	(3)
Loss before income taxes	(3,053)	(2,292)	(8,237)	(9,414)	(11,704)	(11,061)
Income taxes	0	0	0	0	0	0
Net loss	$ (3,053)	$ (2,292)	$ (8,237)	$ (9,414)	$ (11,704)	$ (11,061)
Basic and diluted net loss per share (in dollars per share)	$ (0.18)	$ (0.19)	$ (0.53)	$ (0.91)	$ (1.05)	$ (1.41)
Weighted average common shares, basic and diluted (in shares)	17,107	11,974	15,585	10,395	11,154	7,821
Comprehensive loss:
Net loss	$ (3,053)	$ (2,292)	$ (8,237)	$ (9,414)	$ (11,704)	$ (11,061)
Foreign currency translation adjustments	0	0	0	(8)	(9)	1
Total comprehensive loss	$ (3,053)	$ (2,292)	$ (8,237)	$ (9,422)	$ (11,713)	$ (11,060)